Merger, Acquisitions and Discontinued Operations - Preliminary identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Nov. 02, 2018	Sep. 25, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 40,257	$ 37,373			$ 3,020	$ 3,020
CCS
Business Acquisition [Line Items]
Cash and cash equivalents				$ 6,413
Accounts receivable				58,041
Costs and estimated earnings in excess of billings on uncompleted contracts				9,512
Other current assets				1,813
Property, plant and equipment				57,449
Deferred income taxes				(3,920)
Other non-current assets				134
Accounts payable and accrued liabilities				(25,219)
Billings in excess of costs and estimated earnings on uncompleted contracts				(14,194)
Debt, including current portion				(52,257)
Capital lease obligations, including current portion				(1,124)
Other non-current liabilities				(704)
Total identifiable net assets				72,744
Goodwill				33,835
Total purchase consideration				106,579
Estimated acquisition-date fair value adjustment, property plant and equipment	(7,600)
Estimated acquisition-date fair value adjustment, debt	6,400
Estimated acquisition-date fair value adjustment, other non-current liabilities	(6,200)
Estimated acquisition-date fair value adjustment, goodwill	10,200
Estimated acquisition-date fair value adjustment, cash and cash equivalents	6,400
CCS | Trade names
Business Acquisition [Line Items]
Intangible assets, indefinite lived				8,900
CCS | Customer relationships
Business Acquisition [Line Items]
Intangible assets, finite-lived				19,500
CCS | Backlog
Business Acquisition [Line Items]
Intangible assets, finite-lived				$ 8,400
Estimated acquisition-date fair value adjustment, backlog intangibles	$ 3,200
William Charles
Business Acquisition [Line Items]
Cash and cash equivalents			$ 6,641
Accounts receivable			69,740
Costs and estimated earnings in excess of billings on uncompleted contracts			16,095
Other current assets			7,999
Property, plant and equipment			47,899
Deferred income taxes			0
Other non-current assets			75
Accounts payable and accrued liabilities			(60,962)
Billings in excess of costs and estimated earnings on uncompleted contracts			(14,810)
Debt, including current portion			(15,672)
Capital lease obligations, including current portion			0
Other non-current liabilities			(907)
Total identifiable net assets			73,098
Goodwill			4,581
Total purchase consideration			77,679
William Charles | Trade names
Business Acquisition [Line Items]
Intangible assets, indefinite lived			4,500
William Charles | Customer relationships
Business Acquisition [Line Items]
Intangible assets, finite-lived			7,500
William Charles | Backlog
Business Acquisition [Line Items]
Intangible assets, finite-lived			$ 5,000